RESTRUCTURING COST (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
RESTRUCTURING COST [Abstract]
Restructuring expenses	$ 564	$ 315